RELATED PARTIES - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
	Mar. 01, 2020	Oct. 25, 2019	Jun. 27, 2019	Feb. 04, 2019	Mar. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Debt amount issued by third party entity						$ 70,000,000
Senior Secured Notes
Related Party Transaction [Line Items]
Long-term debt, gross					$ 353,648,000	380,619,000
Senior Secured Notes | Private Placement
Related Party Transaction [Line Items]
Payments of lender fees			$ 7,000,000
Long-term debt, gross			$ 385,000,000			385,000,000
StoneMor Inc.
Related Party Transaction [Line Items]
Participation amount in debt issuance						30,000,000
Axar
Related Party Transaction [Line Items]
Participation amount in debt issuance						$ 20,000,000
Series A Purchase Agreement | Rights Offering
Related Party Transaction [Line Items]
Rights offering expired date						Oct. 25, 2019
Preferred Units | Rights Offering
Related Party Transaction [Line Items]
Rights offering expired date		Oct. 25, 2019
Preferred unit, shares redemption		3,039,380
Preferred unit, redemption price per share		$ 1.20
Preferred Units | Series A Purchase Agreement | Rights Offering
Related Party Transaction [Line Items]
Preferred unit, shares redemption		3,039,380
Preferred unit, redemption price per share		$ 1.20
Common Stock | Series A Purchase Agreement | Rights Offering
Related Party Transaction [Line Items]
Common units acquired		3,039,380
Payless Holdings LLC | StoneMor Inc.
Related Party Transaction [Line Items]
Percentage of fair value trust owned					4.00%	4.00%
Payless Holdings LLC | Axar | Mr. Axelrod, Chairman
Related Party Transaction [Line Items]
Equity owned percentage						30.00%
Axar
Related Party Transaction [Line Items]
Ownership interest of Partnership's outstanding common units					52.40%
Axar | Subsequent Event
Related Party Transaction [Line Items]
Ownership interest of Partnership's outstanding common units	52.40%
9.875% notes, due 2024 | Senior Secured Notes | Private Placement
Related Party Transaction [Line Items]
Debt instrument			9.875%			9.875%
11.500% notes, due 2024 | Senior Secured Notes | Private Placement
Related Party Transaction [Line Items]
Debt instrument			11.50%			11.50%
Messrs. Redling | Common Stock | Rights Offering
Related Party Transaction [Line Items]
Common units acquired		422,341
Negrotti | Common Stock | Rights Offering
Related Party Transaction [Line Items]
Common units acquired		7,519
Series A Redeemable Convertible Preferred Unit | Series A Purchase Agreement
Related Party Transaction [Line Items]
Preferred units, sold			52,083,333
Preferred unit sold, price per share			$ 1.1040
Preferred unit, liquidation preference discount percentage			8.00%
Preferred unit, aggregate purchase price			$ 57,500,000
Axar And Other Purchasers | Eighth Amendment To Credit Agreement
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity				$ 35,000,000		$ 35,000,000
Debt instrument				8.00%
Payments of lender fees				$ 700,000
Debt expected exit fees at termination				$ 700,000
Payments of lines of credit						$ 2,200,000
Axar And Other Purchasers | Eighth Amendment To Credit Agreement | Axar Capital Management LP
Related Party Transaction [Line Items]
Ownership interest of Partnership's outstanding common units				19.50%
Axar Vehicles | Preferred Units | Rights Offering
Related Party Transaction [Line Items]
Preferred unit, shares redemption		1,921,315
Preferred unit, redemption price		$ 2,305,578
Axar Vehicles | Series A Redeemable Convertible Preferred Unit | Series A Purchase Agreement
Related Party Transaction [Line Items]
Preferred units, sold			39,764,492
Preferred unit, aggregate purchase price			$ 43,900,000
David Miller | Preferred Units | Rights Offering
Related Party Transaction [Line Items]
Preferred unit, shares redemption		90,432
Preferred unit, redemption price		$ 108,518
David Miller | Series A Redeemable Convertible Preferred Unit | Series A Purchase Agreement
Related Party Transaction [Line Items]
Preferred units, sold			996,377
Preferred unit, aggregate purchase price			$ 1,100,000